ASSET RETIREMENT OBLIGATIONS - Narrative (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.034	0.036	0.029